UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end:  June 30, 2007

                     Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=============================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
=============================================================================
-----------------------------------------------------------------------------
         QUANTITY/PAR    NAME OF ISSUER                      MARKET VALUE (1)
-----------------------------------------------------------------------------
COMMON STOCKS (98.5%) (2)
   COMMUNICATIONS (4.3%)
               74,600    American Tower Corp. (3)                   2,905,670
              313,000    Level 3 Communications, Inc. (3)           1,909,300
               46,400    NII Holdings, Inc. (3)                     3,441,952
                                                             ----------------
                                                                    8,256,922
                                                             ----------------
   CONSUMER DURABLES (1.8%)
               28,800    Electronic Arts Inc. (3)                   1,450,368
               61,700    Scientific Games Corp. (3)                 2,025,611
                                                             ----------------
                                                                    3,475,979
                                                             ----------------
   CONSUMER NON-DURABLES (4.6%)
              137,700    Coach, Inc. (3)                            6,891,885
               23,500    Hansen Natural Corp. (3)                     890,180
               11,300    Polo Ralph Lauren Corp.                      996,095
                                                             ----------------
                                                                    8,778,160
                                                             ----------------
   CONSUMER SERVICES (3.6%)
               21,900    Harrah's Entertainment, Inc.               1,849,455
               61,700    International Game Technology              2,491,446
               52,400    Marriott International, Inc.               2,565,504
                                                             ----------------
                                                                    6,906,405
                                                             ----------------
   ELECTRONIC TECHNOLOGY (11.7%)
               91,150    Analog Devices, Inc.                       3,143,763
               26,600    Apple Computer, Inc. (3)                   2,471,406
               86,775    Broadcom Corp. (3)                         2,782,874
               27,000    F5 Networks, Inc. (3)                      1,800,360
               62,950    Juniper Networks, Inc. (3)                 1,238,856
               37,800    KLA-Tencor Corp.                           2,015,496
               35,500    Lam Research Corp. (3)                     1,680,570
               58,200    Network Appliance, Inc. (3)                2,125,464
              126,800    Tellabs, Inc. (3)                          1,255,320
               52,900    Trimble Navigation, Ltd. (3)               1,419,836
              101,683    Xilinx, Inc.                               2,616,304
                                                             ----------------
                                                                   22,550,249
                                                             ----------------
   ENERGY MINERALS (6.1%)
               29,000    Apache Corp.                               2,050,300
               32,600    Murphy Oil Corp.                           1,740,840
               76,400    Southwestern Energy Corp. (3)              3,130,872
               88,416    XTO Energy, Inc.                           4,846,081
                                                             ----------------
                                                                   11,768,093
                                                             ----------------
   FINANCE (9.2%)
               51,050    Ace, Ltd.                                  2,912,913
               37,400    Affiliated Managers Group, Inc. (3)        4,052,290
               15,600    IntercontinentalExchange, Inc. (3)         1,906,476
               26,600    Lehman Brothers Holdings, Inc.             1,863,862
               32,000    Northern Trust Corp.                       1,924,480
               54,500    T. Rowe Price Group Inc.                   2,571,855
               89,600    TCF Financial Corp.                        2,361,856
                                                             ----------------
                                                                   17,593,732
                                                             ----------------
   HEALTH SERVICES (3.2%)
               31,100    Coventry Health Care, Inc. (3)             1,743,155
               30,200    Laboratory Corp. (3)                       2,193,426
               28,000    Stericycle, Inc. (3)                       2,282,000
                                                             ----------------
                                                                    6,218,581
                                                             ----------------
   HEALTH TECHNOLOGY (14.2%)
               15,000    Alcon, Inc.                                1,977,300
               17,300    Allergan, Inc.                             1,917,186
              127,600    Celgene Corp. (3)                          6,693,896
               42,900    Gilead Sciences, Inc. (3)                  3,281,850
               23,400    Idexx Laboratories, Inc. (3)               2,050,542
               26,650    Intuitive Surgical, Inc. (3)               3,239,841
               54,000    Kyphon, Inc. (3)                           2,437,560
               51,800    SurModics, Inc. (3)                        1,864,800
               66,050    Thermo Fisher Scientific Inc. (3)          3,087,837
               29,000    Vertex Pharmaceuticals, Inc. (3)             813,160
                                                             ----------------
                                                                   27,363,972
                                                             ----------------

=============================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
=============================================================================
-----------------------------------------------------------------------------
         QUANTITY/PAR    NAME OF ISSUER                      MARKET VALUE (1)
-----------------------------------------------------------------------------
   INDUSTRIAL SERVICES (5.4%)
               52,300    McDermott International, Inc. (3)          2,561,654
               27,400    Noble Corp.                                2,155,832
               97,100    Smith International, Inc.                  4,665,655
               23,200    URS Corp.  (3)                               988,088
                                                             ----------------
                                                                   10,371,229
                                                             ----------------
   NON-ENERGY MINERALS (2.4%)
               22,300    Allegheny Technologies, Inc.               2,379,187
               23,500    RTI International Metals, Inc. (3)         2,138,735
                                                             ----------------
                                                                    4,517,922
                                                             ----------------
   PROCESS INDUSTRIES (2.5%)
               68,900    Airgas, Inc.                               2,904,135
               45,600    Albemarle Corp.                            1,885,104
                                                             ----------------
                                                                    4,789,239
                                                             ----------------
   PRODUCER MANUFACTURING (7.9%)
               59,950    AMETEK, Inc.                               2,070,673
               42,000    IDEX Corp.                                 2,136,960
               42,000    ITT Industries, Inc.                       2,533,440
               33,200    Jacobs Engineering Group, Inc. (3)         1,548,780
               46,400    Precision Castparts Corp.                  4,827,920
               16,200    Rockwell Collins, Inc.                     1,084,266
               10,400    Textron, Inc.                                933,920
                                                             ----------------
                                                                   15,135,959
                                                             ----------------
   RETAIL TRADE (5.5%)
               37,575    Best Buy Co., Inc.                         1,830,654
               28,200    Dick's Sporting Goods, Inc. (3)            1,642,932
               37,800    GameStop Corp. (3)                         1,231,146
               23,600    J.C. Penney Company, Inc.                  1,938,976
               38,700    Nordstrom, Inc.                            2,048,778
               74,275    Staples, Inc.                              1,919,266
                                                             ----------------
                                                                   10,611,752
                                                             ----------------
   TECHNOLOGY SERVICES (13.2%)
               80,590    Adobe Systems, Inc. (3)                    3,360,603
               27,850    Akamai Technologies, Inc. (3)              1,390,272
               15,200    Alliance Data Systems Corp. (3)              936,624
               52,300    Amdocs, Ltd. (3)                           1,907,904
               47,100    Autodesk, Inc. (3)                         1,770,960
               64,200    BEA Systems, Inc. (3)                        744,078
               69,300    Ceridian Corp. (3)                         2,414,412
               63,600    Citrix Systems, Inc. (3)                   2,037,108
               49,500    Cognizant Tech. Solutions Corp. (3)        4,369,365
               25,200    Global Payments Inc.                         858,312
               30,100    Intuit, Inc. (3)                             823,536
               66,100    McAfee, Inc. (3)                           1,922,188
               73,600    Paychex, Inc.                              2,787,232
                                                             ----------------
                                                                   25,322,594
                                                             ----------------
   TRANSPORTATION (2.9%)
               43,900    C.H. Robinson Worldwide, Inc.              2,096,225
               34,300    Expeditors Intl. of Washington, Inc.       1,417,276
               83,400    UTI Worldwide, Inc.                        2,049,972
                                                             ----------------
                                                                    5,563,473
                                                             ----------------


Total common stocks                                               189,224,261
   (cost:  $134,010,804)                                     ----------------

=============================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
=============================================================================
-----------------------------------------------------------------------------
         QUANTITY/PAR    NAME OF ISSUER                      MARKET VALUE (1)
-----------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.8%) (2)
            3,490,000    Sit Money Market Fund, 5.09% (4)           3,490,000
   (cost:  $3,490,000)                                       ----------------


Total investments in securities
   (cost:  $137,500,804)                                         $192,714,261
                                                             ----------------


Other Assets and Liabilities, Net [-0.3%]                            (514,394)

                                                             ----------------
Total Net Assets                                                 $192,199,867
                                                             ================


                                                             ----------------
Aggregate Cost                                                    137,500,804
                                                             ----------------

Gross Unrealized Appreciation                                      58,826,998
Gross Unrealized Depreciation                                      (3,613,541)
                                                             ----------------
Net Unrealized Appreciation(Depreciation)                          55,213,457
                                                             ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
        Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
        Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:       /s/ Paul E. Rasmussen
          ----------------------------
          Paul Rasmussen
          Vice President and Treasurer

Date:     April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Paul E. Rasmussen
          ----------------------------
          Paul Rasmussen
          Vice President and Treasurer

Date:     April 26, 2006

By:       /s/ Eugene C. Sit
          ----------------------------
          Eugene C. Sit
          Chairman

Date:     April 26, 2006